UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)          (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE 19934
 (Name and address of Agent for Service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2018
For the fiscal period from April 1, 2018 through September 30, 2018
(Unaudited)

Matisse Discounted Closed-End Fund
Strategy

Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Closed-End Fund Strategy (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Matisse Discounted Closed-End Fund Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Matisse Discounted Closed-End Fund Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Closed-End Fund Strategy ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on Your Matisse Discounted Closed-End Fund Strategy:

See Our Web sites @ matissefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Fellow Shareholders of the Matisse Discounted Closed-End Fund Strategy:
Please find enclosed for your review the Semi-Annual Report for the Matisse Discounted Closed-End Fund Strategy (the "Fund") for the period ending September 30, 2018.  The Fund formally launched on October 31, 2012.
As you can see from the table below, Fund performance for the most recent six-month period was slightly negative, and behind most benchmarks.
Three major factors contributed during the six-month period to the Fund's performance relative to these indexes:

First, during the 6-month period, discounts on closed-end funds widened almost across the board, as the US universe moved from an average discount of 6.44% to 6.67% per Bloomberg, giving the Fund approximately a 0.2% headwind during the 6-month period.  As usual, the Fund was able to offset this headwind somewhat by replacing CEFs whose discounts had narrowed with more attractively discounted CEFs.  Discount movement, including this "capture" activity, however, still detracted approximately 0.1% from the Fund's return during the period.


Second, during the 6-month period, the US dollar was strong vs. most foreign currencies, rising 6% vs. a trade-weighted developed market currency basket, for example, and 12% vs. an emerging market currency basket.  The Fund's non-USD exposure averaged more than 35% during the period (due to the most attractively discounted Equity CEFs being in that space), which is higher than most peers and benchmarks.  This factor therefore detracted about 3 percentage points from returns.

	Third, on a related point, the Fund was hurt by our higher-than-peer exposure to Emerging Market stocks, as the MSCI Emerging Market Index fell 9% during the period.

Offsetting these negative factors, we had several individual success stories, as two of our holdings, under pressure from us, announced planned liquidations at NAV, and therefore moved from mid-teens discounts to low single-digit discounts by the end of the period.

Despite the Fund's lagging performance for this 6-month period, we believe our current portfolio is very well-positioned for the future.  As of quarter-end, our CEF portfolio traded at a weighted average discount of 15.4%, even including several funds on their way to liquidation, and, therefore, at much smaller discounts.  We continue to own several "special situations" in our portfolio:  CEFs whose wide discounts may narrow (although of course there is no guarantee) due to activism, tender offers, or liquidation.  Municipal Bond CEFs are more discounted than they've ever been in their history other than a couple months in 2008.  So "coiled springs" abound.  See "Portfolio positioning" below.
It also bears noting that the Fund's longer-term performance remains solid, even counting the short-term underperformance.  Per Morningstar, in our Tactical Allocation category, as of September 30, 2018, our 3-year return ranks in the top 5% (out of 246 funds), and our 5-year return ranks in the top 14% (out of 185 funds), even with our poor 1-year showing in the 85th percentile (out of 296 funds).

Average Annual Total Returns
Period ended September 30, 2018	Six months (not annualized)	One year	Five year annualized	Annualized since inception[1]	Net Expense Ratio[2,3]	Gross Expense Ratio[3]
Matisse Discounted Closed-End Fund Strategy – Institutional Class Shares	-1.03%	+1.21%	+7.62%	+6.91%	2.65%	2.69%
S-Network Composite Closed-End Fund Total Return Index[4]	+3.05%	+2.05%	+7.55%	+6.60%	N/A	N/A
S&P Target Risk Moderate Index[4]	+1.72%	+3.45%	+5.11%	+5.68%	N/A	N/A
S&P 500 Index[4]	+11.41%	+17.91%	+13.96%	+15.43%	N/A	N/A
MSCI EAFE Total Return Index[4]	+0.10%	+2.74%	+4.42%	+7.38%	N/A	N/A
Barclays US Aggregate Bond Total Return Index[4]	-0.14%	-1.22%	+2.16%	+1.50%	N/A	N/A
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at 800-773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance.

1The Inception date of the Institutional Class Shares is October 31, 2012.

2 We have entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund's annual operating expenses (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, and extraordinary expenses) to not more than 1.25% of the average daily net assets of the Fund through July 31, 2019. The Expense Limitation Agreement may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement. Performance would have been lower without this expense limitation.

3 Net and gross expense ratios are from the Fund's prospectus dated August 1, 2018.

4You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.  Performance returns for the indexes shown in this table are since the Inception date of October 31, 2012.

Portfolio positioning
As usual, the Fund owns highly discounted CEFs in many different asset classes and sectors.  On a lookthrough basis, our portfolio of CEFs was about 54% allocated to stocks as of quarter-end, of which 38% were US stocks.  This represents a reduction in the overall equity exposure of our portfolio from recent periods (as we are finding more opportunities at the margin in bond CEFs, especially muni bond CEFs).  It also represents an increase in the share of our equity exposure devoted to Foreign stocks (see below).  As usual, the Fund's portfolio is tilted towards large-cap stocks.  These exposures are in-line with our Strategy's long-term ranges.
Speaking of the Fund's Foreign exposure, as of 9/30/18, we held a 5.2% position in the Morgan Stanley Emerging Markets Fund, ticker MSF.  Following our communication with that fund's Board in June recommending exactly this step, the Board announced in October they would be seeking shareholder approval in January to reorganize MSF into an existing Morgan Stanley open-end fund, resulting in an elimination of MSF's discount to NAV.  We are encouraged by this development and see many other opportunities in our portfolio of CEFs for further activism.
Another interesting development is the Fund's continued increase in muni bond CEF exposure, from 25% 6 months ago to 37% at quarter end.  This portion of our portfolio (consisting of 29 separate positions) traded at an average 15% discount at quarter-end, with a 4.6% tax-free indicated distribution yield.  This discount is highly attractive, compared to the high-single-digit discount to NAV these same CEFs have traded at over the past 5 years.  The muni bond CEFs we own are all investment-grade, run by conservative investment firms like Nuveen, Blackrock and Eaton Vance, and spread across many different states.  Historically (although this is of course no guarantee of the future return), discounts this large in the Muni CEF space have occurred only a handful of times, and have been followed by high returns driven by discount narrowing.
Our outlook
We will continue to focus primarily on diligently capturing inefficiencies created by other participants in the niche, retail-dominated closed-end fund space.  However, we are also watching several interesting developments as "clues" to guide us in how to "lean" our lookthrough portfolio allocation.  (As always, we'll make our primary decision based on the attractiveness of the discounts we see.)

Following the tax cut, the US economy seems to have accelerated, and unemployment, at 3.7%, is at its lowest level since 1969!  Inflation, by most measures, is solidly above 2%, and the Fed has responded by taking short-term rates to 2-2.25%.  Responding to these pressures, the 10-year Treasury yield went above 3%... a 7-year high!  Retail investor fear of even further rate increases has led them to sell off high-quality income-producing CEFs to near-record discount levels.  Knowing our contrarian bent, you will not be surprised to hear that we interpret this "herding" and fear-driven behavior to mean that interest rates may be closer to a high than to a low. The herd doesn't seem to notice that the US economic expansion is now the longest on record, that US government deficits have spiked, that nearly all other types of debt are also at record levels (consumer, corporate, mortgage), that demographics favor lower rates, and that interest rates in most foreign countries (with lower credit quality than the US) are materially lower than those in the US.


Valuations on US stocks are concerning to us.  The S&P 500 traded at a trailing price per earnings ratio ("PE") of 21 at quarter-end!  This is among the highest trailing PEs in the past 8 years, and one standard deviation higher than the since-1988 average of 19.  Bond yields have risen, and can no longer be pointed to for "relative value" justification.  Foreign stocks---especially stocks in many emerging markets---are substantially cheaper, and foreign currencies appear to be undervalued by many metrics (for example, purchasing power parity) vs. the US dollar.  These are all supports for us maintaining our overweight to Emerging Market and Foreign Developed stocks.

We appreciate your interest in, and investment in, the Fund.  We'll continue to keep you updated on the important developments we see in the misunderstood, retail-dominated world of closed-end funds.  Check our Strategy website, www.matissecap.com/closed-end-funds, for updates, and feel free to contact us at 503-210-3005 to discuss the Matisse Discounted Closed-End Fund Strategy and our investment approach.
Sincerely,
Eric Boughton, CFA                    Bryn Torkelson
Portfolio Manager                     Founder & CIO
Matisse Funds                        Matisse Funds

(RCMAT1118001)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2018
	Shares	Value (Note 1)

CLOSED-END FUNDS - 109.43%
Aberdeen Emerging Markets Equity Income Fund, Inc.	698,814	$4,793,864
Adams Natural Resources Fund, Inc.	40,860	814,748
BlackRock Muni New York Intermediate Duration Fund, Inc.	11,270	140,875
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	68,398	859,079
BlackRock MuniYield California Quality Fund Inc	50,100	641,781
BlackRock MuniYield New Jersey Fund, Inc.	84,156	1,093,186
BlackRock New York Municipal Bond Trust	23,263	299,395
BlackRock New York Municipal Income Trust	11,541	140,108
BlackRock New York Municipal Income Trust II	150,000	1,914,000
Central and Eastern Europe Fund, Inc.	78,680	1,892,647
Central Securities Corp.	29,466	869,247
Dividend and Income Fund	310,000	3,698,300
Eagle Growth & Income Opportunities Fund	191,000	2,901,290
Eaton Vance California Municipal Bond Fund	252,844	2,518,326
Eaton Vance California Municipal Income Trust	82,646	928,115
Eaton Vance Michigan Municipal Bond Fund	16,000	201,120
Eaton Vance Michigan Municipal Income Trust	60,000	745,800
Eaton Vance New Jersey Municipal Bond Fund	53,700	632,054
Eaton Vance New Jersey Municipal Income Trust	136,900	1,563,193
Eaton Vance New York Municipal Bond Fund II	19,721	205,296
Eaton Vance Ohio Municipal Bond Fund	932	10,476
Eaton Vance Ohio Municipal Income Trust	20,298	249,868
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	105,955	931,344
First Trust High Income Long/Short Fund	30,742	453,444
General American Investors Co., Inc.	8,743	323,229
Mexico Equity & Income Fund, Inc.	60,796	746,575
MFS California Municipal Fund	82,750	841,568
Morgan Stanley China A Share Fund, Inc.	24,256	521,261
Morgan Stanley Emerging Markets Fund, Inc.	222,499	3,470,984
Neuberger Berman California Municipal Fund, Inc.	58,897	734,181
Neuberger Berman New York Municipal Fund, Inc.	36,790	420,142
NexPoint Strategic Opportunities Fund	144,833	3,244,259
Nuveen Arizona Quality Municipal Income Fund	104,824	1,226,441
Nuveen Georgia Quality Municipal Income Fund	216,000	2,382,480
Nuveen Maryland Quality Municipal Income Fund	52,786	621,819
Nuveen Michigan Quality Municipal Income Fund	203,747	2,516,275
Nuveen New Jersey Quality Municipal Income Fund	74,058	951,645
Nuveen New York Quality Municipal Income Fund	1,400	17,234
Nuveen North Carolina Quality Municipal Income Fund	3,516	42,227
Nuveen Pennsylvania Quality Municipal Income Fund	11,356	141,836
Nuveen Texas Quality Municipal Income Fund	2,888	35,927
* Pershing Square Holdings Ltd.	220,000	3,357,200
RMR Real Estate Income Fund	238,423	4,286,846
Salient Midstream & MLP Fund	34,473	351,280
		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2018
		Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
Templeton Dragon Fund, Inc.		10,000	$199,264
* Terra Capital PLC		540,060	504,956
The Asia Pacific Fund, Inc.		100,520	1,356,015
The China Fund, Inc.		129,171	2,531,752
*	The Gabelli Global Small and Mid Cap Value Trust	98,988	1,207,367
The GDL Fund		428,000	3,889,364
The Latin American Discovery Fund, Inc.		200,000	2,229,000
The Mexico Fund, Inc.		218,727	3,565,250
The New Ireland Fund, Inc.		8,718	91,801
The Taiwan Fund, Inc.		49,978	958,078
Third Point Offshore Investors Ltd.		114,000	1,744,200

Total Closed-End Funds (Cost $72,562,441)			73,008,012

SHORT-TERM INVESTMENT - 0.25%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 1.99%	168,170	168,170

Total Short-Term Investment (Cost $168,170)			168,170

Total Value of Investments (Cost $72,730,611) - 109.68%			$73,176,182

Liabilities in Excess of Other Assets - (9.68)%			(6,457,946)

Net Assets - 100.00%			$66,718,236

* Non-income producing investment
§ Represents 7 day effective SEC yield
The following acronym or abbreviation is used in this Schedule:
PLC - Public Limited Company

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	109.43%	$73,008,012
Short-Term Investment	0.25%	168,170
LIabilities in Excess of Other Assets	(9.68)%	(6,457,946)
Total Net Assets	100.00%	$66,718,236

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2018

Assets:
Investments, at value (cost $72,730,611)	$73,176,182
Receivables:
Fund shares sold	2,032
Dividends and interest	39,137
Prepaid Expenses:
Registration and filing expenses	21,450
Insurance fees	688
Security pricing fees	604
Compliance fees	358
Administration fees	327
Transfer agent fees	106

Total assets	73,240,884

Liabilities:
Due to broker	6,323,366
Payables:
Fund shares purchased	102,863
Distributions	30,716
Accrued expenses:
Advisory fees	45,303
Custody fees	8,461
Professional fees	6,202
Trustee fees and meeting expenses	1,967
Shareholder fulfillment expenses	1,737
Fund accounting fees	1,452
Miscellaneous expenses	581

Total liabilities	6,522,648

Net Assets	$66,718,236

Net Assets Consist of:
Paid in Interest	$57,038,978
Distributable Earnings	9,679,258

Net Assets	$66,718,236

Institutional Class shares outstanding, no par value (unlimited authorized shares)	6,216,668
Net Assets	$66,718,236
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.73

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Operations
(Unaudited)

For the fiscal period ended September 30, 2018

Investment Income:
Dividends	$1,251,933

Total Investment Income	1,251,933

Expenses:
Advisory fees (note 2)	397,411
Administration fees (note 2)	40,143
Interest expense	39,761
Registration and filing expenses	20,343
Fund accounting fees (note 2)	19,410
Professional fees	13,636
Custody fees (note 2)	13,144
Transfer agent fees (note 2)	10,394
Shareholder reports and fulfillment expenses	7,191
Compliance fees (note 2)	5,703
Trustee fees and meeting expenses	3,967
Insurance fees	3,223
Security pricing fees	2,480
Miscellaneous expenses (note 2)	2,331

Total Expenses	579,137

Advisor fees waived (note 2)	(37,594)

Net Expenses	541,543

Net Investment Income	710,390

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from:
Investments	1,898,819
Capital gain distributions from underlying funds	1,674,641
Total net realized gain	3,573,460

Net change in unrealized depreciation on investments	(5,128,308)

Net Realized and Unrealized Loss on Investments	(1,554,848)

Net Decrease in Net Assets Resulting from Operations	$(844,458)

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets
	September 30,	March 31,
For the fiscal year or period ended	2018 (a)	2018

Operations:
Net investment income	$710,390	$1,356,000
Net realized gain from investment transactions	1,898,819	11,894,425
Capital gain distributions from underlying funds	1,674,641	1,451,810
Net change in unrealized depreciation on investments	(5,128,308)	(2,628,348)

Net Increase (Decrease) in Net Assets Resulting from Operations	(844,458)	12,073,887

Distributions to Shareholders:
Net investment income
Institutional Class Shares	(1,643,162)	(2,092,940)
Class A Shares (b)	-	(5,346)
Realized gains
Institutional Class Shares	-	(1,676,646)

Decrease in Net Assets Resulting from Distributions	(1,643,162)	(3,774,932)

Beneficial Interest Transactions:
Shares sold	9,945,691	12,449,173
Reinvested dividends and distributions	1,556,490	3,541,624
Shares repurchased	(36,344,964)	(39,605,892)

Decrease from Beneficial Interest Transactions	(24,842,783)	(23,615,095)

Net Decrease in Net Assets	(27,330,403)	(15,316,140)

Net Assets:
Beginning of period	94,048,639	109,364,779
End of period	$66,718,236	$94,048,639

(a) Unaudited.
(b) The Class A Shares liquidated as of December 21, 2017.

See Notes to Financial Statements		(Continued)

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets - Continued

	September 30,		March 31,
For the fiscal year or period ended	2018 (b)		2018

Share Information:
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	902,364	$9,945,691	1,116,983	$12,387,225
Reinvested dividends and distributions	144,345	1,556,490	315,345	3,536,278
Shares repurchased	(3,305,228)	(36,344,964)	(3,042,129)	(34,218,565)
Net Decrease in Shares of
Beneficial Interest	(2,258,519)	$(24,842,783)	(1,609,801)	$(18,295,062)

Share Information:
Class A Shares (a)	Shares	Amount	Shares	Amount
Shares sold	-	$-	6,167	$61,948
Reinvested dividends and distributions	-	-	514	5,346
Shares repurchased	-	-	(515,285)	(5,387,327)
Net Decrease in Shares of
Beneficial Interest	-	$-	(508,604)	$(5,320,033)

(a) Unaudited.
(b)	The Class A Shares liquidated as of December 21, 2017.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	September 30,		March 31,
of the fiscal years or period ended	2018	(g)	2018		2017		2016		2015

Net Asset Value, Beginning of Period	$11.10		$10.36		$8.88		$10.28		$10.13

Income from Investment Operations
Net investment income	0.20	(e)	0.13	(e)	0.29	(e)	0.41	(e)	0.46
Net realized and unrealized gain (loss)
on investments	(0.20)		0.99		1.48		(1.08)		0.36

Total from Investment Operations	0.00	(d)	1.12		1.77		(0.67)		0.82

Less Distributions:
Dividends (from net investment income)	(0.37)		(0.20)		(0.29)		(0.40)		(0.51)
Distributions (from capital gains)	-		(0.18)		-		0.00		(0.16)
Return of capital	-		-		-		(0.33)		-

Total Distributions	(0.37)		(0.38)		(0.29)		(0.73)		(0.67)

Redemption Fees	-		-		-		-		0.00	(d)

Net Asset Value, End of Period	$10.73		$11.10		$10.36		$8.88		$10.28

Total Return (a)	(1.03)%		10.89%		20.27%		(6.20)%		8.37%

Net Assets, End of Period (in thousands)	$66,718		$94,049		$104,448		$109,113		$119,616

Ratios of:
Interest Expense to Average Net Assets	0.05%		0.00%	(f)	0.00%	(f)	0.12%		0.06%
Gross Expenses to Average Net Assets (b)	1.35%		1.33%		1.50%	(c)	1.62%	(c)	1.59%	(c)
Net Expenses to Average Net Assets (b)
(including Interest Expense)	1.30%		1.25%		1.25%		1.49%		1.49%
Net Expenses to Average Net Assets (b)
(excluding Interest Expense)	1.25%		1.25%		1.25%		1.37%		1.43%
Net Investment Income to Average
Net Assets (b)	1.76%		1.19%		2.98%		4.46%		4.48%

Portfolio turnover rate	20.89%		71.82%		99.61%		134.60%		164.94%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns from shareholder transactions.

(b)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(c) Includes interest expense.
(d) Less than $0.01 per share.
(e)	Calculated using the average shares method.
(f)	Less than 0.01% of average net assets.
(g) Unaudited.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

1.  Organization and Significant Accounting Policies

The Matisse Discounted Closed-End Fund Strategy ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund's investment advisor, Deschutes Portfolio Strategies, LLC, dba Matisse Capital, (the "Advisor"), seeks to achieve the Fund's investment objective of long-term capital appreciation and income by investing in unaffiliated closed-end funds that pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2018 for the Fund's investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$73,008,012	$73,008,012	$-	$-
Short-Term Investment	168,170	168,170	-	-
Total Assets	$73,176,182	$73,176,182	$-	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended September 30, 2018.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly or quarterly.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.99% of the Fund's average daily net assets.  For the fiscal period ended September 30, 2018, $397,411 in advisory fees were incurred, of which $37,594 in advisory fees were waived by the Advisor.

The Advisor has entered into another contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, and extraordinary expenses) to not more than 1.25% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup from the Fund any expenses paid by the Advisor under the Expense Limitation Agreement.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company ("the Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2018, the Administrator received $2,083 in miscellaneous expenses.

A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees	Fund Accounting Fees (asset-based fee)		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate	(Average monthly)	Net Assets	Annual Rate	Per state
First $100 million	0.100%	First $200 million	0.020%	$2,250	First $50 million	0.02%	$150
Next $100 million	0.090%	Over $200 million	0.009%	$500/ additional class	Next $50 million	0.015%
Next $100 million	0.080%				Over $100 million	0.01%
Next $100 million	0.070%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $100 million	0.060%
Over $500 million	0.050%
Over $750 million	0.040%
Over $1 billion	0.030%
The Fund incurred $40,143 in administration fees, $13,144 in custody fees, and $19,410 in fund accounting fees for the fiscal period ended September 30, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor's fee arrangements with the Fund.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.   Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.  Purchases and Sales of Investment Securities

For the fiscal period ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$17,416,136	$32,755,928

5.  Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax returns during the open years ended March 31, 2015 through March 31, 2018, and through the fiscal period ended September 30, 2018, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period, the Fund did not incur any interest or penalties.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2018

Distributions during the year ended were characterized for tax purposes as follows:

	September 30, 2018	March 31, 2018
Ordinary Income	$ 1,643,162	$ 1,669,951
Long-Term Capital Gain	-	1,676,646

At September 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$72,730,611

Unrealized Appreciation	$2,790,139
Unrealized Depreciation	(2,344,568)
Net Unrealized Appreciation	$445,571

7.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard. The changes have been applied to the Fund's financial statements as of the fiscal period ended September 30, 2018.

9.  Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

As of September 30, 2018

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor's Disclosure Policy is included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended September 30, 2018.

During the fiscal period, the Fund paid $1,643,162 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

As of September 30, 2018

Institutional Class Shares	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 989.70	$6.23
	$1,000.00	$1,018.80	$6.33
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.25%, multiplied by 183/365 (to reflect the six month period).

Matisse Discounted Closed-End Fund Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Box 69	Suite 200
Rocky Mount, North Carolina 27802-0069	Lake Oswego, Oregon 97035

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	matissefunds.com

Item 2 - CODE OF ETHICS.
Not applicable.

Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5 -  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6 - SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11 - CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)
If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities;
(2)
All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) ("revenue split"); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); and
(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

Item 12 -  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST

/s/ Katherine M. Honey
Katherine M. Honey
Date: December 10, 2018	President and Principal Executive Officer
Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Katherine M. Honey
Date: December 10, 2018	President and Principal Executive Officer
Matisse Discounted Closed-End Fund Strategy

/s/ Ashley E. Harris
Date: December 10, 2018	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy